Insurance and Reinsurance Contract Assets and Liabilities - Composition of Underlying Items (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Participating
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 123,494	$ 101,217
Participating | Debt securities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	54,238	44,682
Participating | Public equities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	19,846	14,442
Participating | Mortgages
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	4,535	4,449
Participating | Private placements
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	8,398	6,720
Participating | Real estate
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	4,525	3,907
Participating | Other
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	31,952	27,017
Variable annuity
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	72,061	68,749
Variable annuity | Debt securities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity | Public equities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity | Mortgages
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity | Private placements
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity | Real estate
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Variable annuity | Other
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	72,061	68,749
Unit linked
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	18,771	15,539
Unit linked | Debt securities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked | Public equities
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked | Mortgages
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked | Private placements
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked | Real estate
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	0	0
Unit linked | Other
Disclosure Of Composition Of Underlying Items For Contracts With Direct Participation Features [Line Items]
Underlying assets	$ 18,771	$ 15,539